Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
REX-Osprey(TM) DOGE ETF
Shareholder Report [Line Items]
Fund Name	REX-OSPREY™ DOGE ETF
Class Name	REX-OSPREY™ DOGE ETF
Trading Symbol	DOJE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi annual shareholder report contains important information about the REX-OSPREY™ DOGE ETF for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/doje/. You can also contact us at (844) 802-4004.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/doje/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX-OSPREY™ DOGE ETF	$75	1.85%¹'²
¹	Annualized.
²	Gross expenses, excluding interest expense, would have been 1.50% for the six months ended July 31, 2026.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.85%	[1],[2]
Net Assets	$ 12,107,946
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 116,346
Investment Company, Portfolio Turnover	10.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Net Assets	$12,107,946
Number of Holdings	4
Total Net Advisory Fee	$116,346
Portfolio Turnover Rate	10.32%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Holdings
Dogecoin	58.75%
21Shares Dogecoin ETP	39.40%
First American Government Obligations Fund - Class X 3.583%	0.22%
Marex Repurchase Agreement 4.215% 8/5/26	-167.37%

REX-Osprey(TM) SOL + Staking ETF
Shareholder Report [Line Items]
Fund Name	REX-OSPREY™ SOL + STAKING ETF
Class Name	REX-OSPREY™ SOL + STAKING ETF
Trading Symbol	SSK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi annual shareholder report contains important information about the REX-OSPREY™ SOL + STAKING ETF for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/ssk/. You can also contact us at (844) 802-4004.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/ssk/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX-OSPREY™ SOL + STAKING ETF	$45	1.06%¹'²
¹	Annualized.
²	Gross expenses, excluding interest expense, would have been 0.75% for the six months ended July 31, 2026.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	1.06%	[3],[4]
Net Assets	$ 69,358,065
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 301,376
Investment Company, Portfolio Turnover	6.73%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Net Assets	$69,358,065
Number of Holdings	5
Total Net Advisory Fee	$301,376
Portfolio Turnover Rate	6.73%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Holdings
Solana	51.43%
CoinShares Physical Staked Solana	43.15%
JitoSOL (Liquid Staking Token on Solana)	3.62%
First American Government Obligations Fund - Class X 3.583%	0.27%
Marex Repurchase Agreement 4.215% 8/5/26	-151.07%

[1]	Annualized.
[2]	Gross expenses, excluding interest expense, would have been 1.50% for the six months ended July 31, 2026.
[3]	Annualized.
[4]	Gross expenses, excluding interest expense, would have been 0.75% for the six months ended July 31, 2026.